Goodwill (Movements of goodwill) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	¥ 12,135,729	¥ 11,677,182
Movement:
Business combination (Note 40)	3,167,566	0
End of the year	15,484,120	12,135,729
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	15,391,642	14,919,930
Movement:
Disposal of subsidiary	(309,269)	0
Currency translation differences	186,015	471,712
End of the year	18,435,954	15,391,642
Accumulated impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	(3,255,913)	(3,242,748)
Movement:
Disposal of subsidiary	309,269	0
Currency translation differences	(5,190)	(13,165)
End of the year	¥ (2,951,834)	¥ (3,255,913)